Cash and Bank Balances (Details) - MYR (RM)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Cash and Bank Balances [Abstract]
Deposit with licensed bank	RM 23,549,306	RM 24,729,745